Fair Value Measurements - Summary of the Changes in the Fair Value of the FPA Liability (Detail)	6 Months Ended
Dec. 31, 2020 USD ($)
Fair Value FPA Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value, July 3, 2020
Loss on change in fair value	69,874,782 [1]
Fair value, December 31, 2020	$ 69,874,782

[1]	Represents the non-cash loss on change in valuation of the FPA liability and is included in loss on change in fair value of FPA liability on the statement of operations.